Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Trade and other receivables [Abstract]
Disclosure of detailed information about Trade and other receivables [text block]
Trade and other receivables comprise:

	March 31, 2018	March 31, 2017
(i) Trade receivables, net	8,820,579	6,950,563
(ii) Other receivables including deposits	1,890,372	1,820,501
(iii) Construction contract related accruals	2,935	10,628
	10,713,886	8,781,692

Disclosure of detailed information about trade receivables [text block]
Trade receivables consist of:

	March 31, 2018	March 31, 2017
Trade receivables from related parties	-	-
Other trade receivables	9,029,796	7,184,753
	9,029,796	7,184,753
Less: Allowance for doubtful receivables	(209,217)	(234,190)
Balance at the end of the year	8,820,579	6,950,563

Disclosure of detailed about allowance for credit losses [text block]
The activity in the allowance for doubtful accounts receivable is given below:

	For the year ended
	March 31, 2018	March 31, 2017
Balance at the beginning of the year	234,190	209,065
Add : Additional provision, net	370,000	383,534
Less : Bad debts written off	(394,973)	(358,409)
Balance at the end of the year	209,217	234,190

Disclosure of other receivables [text block]
(ii)	Other receivables comprises of the following items:

	March 31, 2018	March 31, 2017
Advances and other deposits (Refer Note (a) below)	544,171	540,233
Withholding taxes (Refer Note (b) below)	1,346,201	1,280,268
	1,890,372	1,820,501
Financial assets included in other receivables	48,141	101,098

Notes:

a)	Advances and other deposits primarily comprises of receivables in the form of deposits, sales tax/VAT, GST, service tax and other advances given in the ordinary course of business.

b)
Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.